Trade receivables - Disclosure of Movements of the Provision for the Impairment of Trade Receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Expected credit losses, beginning balance	€ (2,128)	€ (4,117)
Income statement charge for the year	(614)	(515)
Write-offs	142	860
Reversal of unused amounts	510	1,563
Exchange differences	28	81
Expected credit losses, ending balance	€ (2,062)	€ (2,128)